MITCHELL HUTCHINS SERIES TRUST--GLOBAL GROWTH PORTFOLIO        SEMIANNUAL REPORT



Dear Contract Owner,                                             August 20, 1999

We are pleased to present you with the semiannual report for the Mitchell Hutchins Series Trust--Global Growth Portfolio for the six-month period ended June 30, 1999.

MARKET REVIEW
--------------------------------------------------------------------------------
[GRAPHIC]

U.S. STOCK MARKET

The S&P 500 Index advanced an impressive 12.38% for the period. Beginning in early April, market leadership shifted dramatically toward value-oriented stocks and away from the high price-to-earnings growth stocks that led the market for most of the last two years. As investors began to seek undervalued stocks, the performance gap between growth and value narrowed to more normal levels. Value stocks outperformed growth stocks by a significant margin for the six months ended June 30, 1999: the Russell 1000 Value Index gained 12.87% and the Russell 1000 Growth Index returned 10.45%. Smaller- and mid-capitalization stocks also fared well.

     As market leadership broadened, growth stocks again outperformed value stocks in June by about four percentage points. We attribute this broadening to improving global economies, particularly those in Asia and Latin America, which in turn led to a rise in interest rates. The Federal Reserve raised the federal funds rate by 0.25% on June 30 and assumed a neutral stance, meaning no predisposition to raise or lower rates at its meeting in August.

INTERNATIONAL STOCK MARKETS

European markets performed positively returning 8.1% in local terms; however, due to continued weakness of the euro currency, U.S. dollar returns for Europe were -2.4%. Core economies in Germany and Italy continued their economic struggle with weak industrial performance, but periphery countries of Spain, Finland, and Ireland exhibited stronger rates of economic growth as they realized greater benefits from their inclusion in the European Monetary Union. The rate of economic growth, however, was not a direct tie to each market's performance. Ireland exhibited strong growth, yet the local market was flat because of investor fears that the current rapid economic growth would end in a severe slowdown. Germany, on the other hand, continued to struggle economically, yet the local equity market returned 9.1% as many investors were encouraged by the news of German tax reform, restructuring, and positive signals from leading indicators of industrial activity.

     Market performance in Japan was strong, up 20.7% in U.S. dollar terms. Japan surprised the market by reporting positive GDP numbers and investors have become increasingly positive on a possible turnaround in the Japanese economy. Growth has been driven mainly by a large public spending boost, the ongoing recapitalization of the banking sector, and the Bank of Japan's policy to keep short-term interest rates virtually at zero. Although improvement was seen in the broad economy, the two key engines of growth, personal consumption and business investment, remained weak. Growth forecasts, however, are improving with estimates of a contraction of 0.5% in 1999 and positive growth of up to 1% in 2000.

     Emerging market performance was very strong, mainly led by a resurgence of Asian markets. Pacific ex-Japan returned 26.0% in U.S. dollar terms. Latin America returned 31.0% as

SEMIANNUAL REPORT



fundamentals in most markets and investor sentiment improved.

OUTLOOK

We expect second-half 1999 economic growth (real gross domestic product) to slow to 2.5-3.0% from about 4% in the first half, inflation to remain modest between 2.0-2.5% and corporate earnings to grow about 9-10%. In light of these factors, our valuation model indicates that the stock market, as measured by the S&P 500 Index, is about 25% above fair value.

     Typically, these valuations would be cause for concern; however, two factors distinguish the current environment from recent quarters when valuations were at similar levels. First, we feel that the majority of the negative move in interest rates is behind us; and second, corporate profit growth expectations are being raised, not lowered. Given this combination of rising earnings growth rates and relatively stable interest rates, we believe the market will grow into its valuation, barring any external shocks.

     In this environment, stock picking becomes a key contributor to performance. We remain optimistic that wider market participation will continue to characterize U.S. stock markets. Broader markets tend to favor stock pickers.

     The outlook for Europe for the second half of the year is stronger as a weak currency and easy monetary policy is beginning to spur growth throughout the region. We expect that Europe will benefit from stronger industrial activity along with continued growth in consumer spending. At the same time, world trade is improving and emerging-market exports are recovering. The euro's effective exchange rate is now near its lowest, most competitive level of the decade. We expect the outlook for the euro to benefit from improving economic growth and a narrowing of the yield spread between Europe and the U.S.

     The economic growth outlook in Japan remains uncertain. In the short to medium term, we believe that economic growth in Japan is dependent on continued monetary easing by the Bank of Japan (keeping interest rates at virtually zero) and another fiscal stimulus package later in the year. In the long run, corporate restructuring is the key to sustainable growth. This necessary restructuring is becoming reality in Japan as merger and acquisition activity is increasing and factory closures and early retirement plans are becoming more common. We are seeing evidence that the corporate environment for increasing profits is slowly improving and as a result we have increased the number of Japanese companies we hold in the portfolio and will continue to search for companies with restructuring potential.

     Most countries in Asia now expect positive GDP growth and after a contraction in the third quarter of 1998, industrial production has grown and interest rates have fallen. Latin American fundamentals appear to be improving except in Argentina, Colombia and Chile. The region has come back strongly after bottoming at the time of Brazil's currency devaluation in January. The markets may experience increased volatility as political posturing increases ahead of elections in the region.

MITCHELL HUTCHINS SERIES TRUST--GLOBAL GROWTH PORTFOLIO        SEMIANNUAL REPORT


PORTFOLIO REVIEW
--------------------------------------------------------------------------------
PERFORMANCE--TOTAL RETURNS FOR PERIODS ENDED 6/30/99

                                           Cumulative               Annualized
--------------------------------------------------------------------------------
  Six Months                                   4.29%                   N/A
  One Year                                     1.03%                   1.03%
  Five Years                                  49.65%                   8.40%
  Ten Years                                  129.38%                   8.66%
  Since Inception 5/4/87                     131.15%                   7.13%
--------------------------------------------------------------------------------

Past performance does not guarantee future performance. Total return calculations assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable dates and do not include sales charges. Total returns for periods of less than one year are not annualized. Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

MITCHELL HUTCHINS SERIES TRUST--GLOBAL GROWTH PORTFOLIO

Asset Allocation(1)

                                           Portfolio %            Portfolio %
                                          as of 6/30/99         as of 12/31/98
--------------------------------------------------------------------------------
  U.S.                                        40.8                    41.4
  International                               59.2                    58.6
--------------------------------------------------------------------------------
  Total                                      100.0                   100.0

     Exposure to strongly performing emerging markets helped the international holdings to show strong performance in the first six months of the year. The Portfolio continues to have a large exposure to Europe. Our performance in the European markets was positive in local terms, but the weak euro had a negative effect on U.S. dollar returns.

MITCHELL HUTCHINS SERIES TRUST--GLOBAL GROWTH PORTFOLIO

Top Five Countries(1)

                                           Portfolio %            Portfolio %
                                          as of 6/30/99         as of 12/31/98
--------------------------------------------------------------------------------
  United States                               40.8                    41.4
  United Kingdom                              12.1                    13.1
  Netherlands                                  5.9                     6.7
  Sweden                                       5.1                     5.7
  France                                       5.0                     2.8
--------------------------------------------------------------------------------

(1) Weightings represent percentages of portfolio assets as of June 30, 1999. The Portfolio is actively managed and its composition will vary over time.

SEMIANNUAL REPORT



     The best performing sectors in Europe during the first half of the year were technology, basic industries and engineering. Technology related companies continue to have strong global growth. Beneficiaries of technology related growth within the portfolio are Philips (2.1%) and Ericsson (1.6%).(1) Both basic industries and engineering were beneficiaries of the low interest rate environment and improved global growth outlook and participated in the period of cyclical outperformance.

MITCHELL HUTCHINS SERIES TRUST--GLOBAL GROWTH PORTFOLIO

Top Five Sectors(1)

                                           Portfolio %            Portfolio %
                                          as of 6/30/99         as of 12/31/98
--------------------------------------------------------------------------------
Consumer Cyclical                             26.7                    23.7
Financial Services                            20.8                    19.3
Utilities                                     11.2                    14.0
Capital Goods                                  8.5                     5.3
Consumer Non-Cyclical                          8.0                    13.9
--------------------------------------------------------------------------------

     The portfolio has benefited from adding exposure to Japanese stocks. The increased weighting in emerging Asia, mainly Korea, also made a positive contribution to returns. Holdings in Latin America also performed well as investor sentiment improved.

MITCHELL HUTCHINS SERIES TRUST--GLOBAL GROWTH PORTFOLIO

Top Ten Stocks(1)

                                           Portfolio %            Portfolio %
                                          as of 6/30/99         as of 12/31/98
--------------------------------------------------------------------------------
Koninklijke Philips Electronics N.V.           2.1                     1.8
Ericsson LM B Shares                           1.6                     --
Cookson Group PLC                              1.5                     1.2
Telecom Italia SPA                             1.5                     2.1
Australia & New Zealand Banking Group Ltd.     1.4                     1.1
Hoechst AG                                     1.4                     1.1
Diageo PLC                                     1.3                     1.3
United News & Media PLC                        1.3                     --
Merita PLC                                     1.2                     --
Svenska Handelsbanken Series A                 1.2                     1.1
--------------------------------------------------------------------------------

(1) Weightings represent percentages of portfolio assets as of June 30, 1999. The Portfolio is actively managed and its composition will vary over time.

MITCHELL HUTCHINS SERIES TRUST--GLOBAL GROWTH PORTFOLIO        SEMIANNUAL REPORT



     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,

/s/ Margo Alexander                     /s/ Brian M. Storms

MARGO ALEXANDER                         BRIAN M. STORMS
Chairman and                            President and
Chief Executive Officer                 Chief Operating Officer
Mitchell Hutchins                       Mitchell Hutchins
Asset Management Inc.                   Asset Management Inc.

MITCHELL HUTCHINS SERIES TRUST--GLOBAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS                                JUNE 30, 1999(UNAUDITED)

NUMBER OF
  SHARES                                                                                                 VALUE
----------                                                                                            ------------
COMMON STOCKS--97.74%
AUSTRALIA--2.85%
BANKS--2.46%
    28,400  Australia & New Zealand Banking Group Ltd...............................................  $    208,558
    10,600  National Australia Bank, Ltd............................................................       175,178
                                                                                                      ------------
                                                                                                           383,736
                                                                                                      ------------
INSURANCE--0.39%
    16,000  QBE Insurance Group Ltd.................................................................        60,817
                                                                                                      ------------
Total Australia Common Stocks.......................................................................       444,553
                                                                                                      ------------
AUSTRIA--1.75%
BANK--0.61%
     1,800  Bank of Austria AG......................................................................        94,632
                                                                                                      ------------
ENERGY SOURCES--0.66%
     1,150  OMV AG..................................................................................       102,532
                                                                                                      ------------
MATERIALS & COMMODITIES--0.48%
     2,800  RHI AG..................................................................................        75,767
                                                                                                      ------------
Total Austria Common Stocks.........................................................................       272,931
                                                                                                      ------------
CANADA--1.55%
BANKS--0.88%
     3,100  Royal Bank of Canada....................................................................       136,842
                                                                                                      ------------
MULTI-INDUSTRY--0.67%
     3,900  Imasco Ltd..............................................................................       105,148
                                                                                                      ------------
Total Canada Common Stocks..........................................................................       241,990
                                                                                                      ------------
DENMARK--1.01%
FOOD & HOUSEHOLD PRODUCTS--1.01%
     3,500  Danisco A/S.............................................................................       157,719
                                                                                                      ------------
FINLAND--2.67%
BANKS--1.21%
    33,224  Merita OYJ "A" Shares PLC...............................................................       188,712
                                                                                                      ------------
ELECTRICAL & ELECTRONICS--0.78%
     1,382  Nokia OYJ "A" Shares....................................................................       121,094
                                                                                                      ------------
FOREST PRODUCTS, PAPER--0.68%
     3,700  UPM - Kymmene OY........................................................................       106,033
                                                                                                      ------------
Total Finland Common Stocks.........................................................................       415,839
                                                                                                      ------------
NUMBER OF
  SHARES                                                                                                 VALUE
----------                                                                                            ------------

FRANCE--4.97%
AEROSPACE & MILITARY TECHNOLOGY--0.88%
     3,700  Lagardere S.C.A.........................................................................  $    137,691
                                                                                                      ------------
BEVERAGES & TOBACCO--0.89%
     2,400  Seita...................................................................................       138,546
                                                                                                      ------------
BUILDING MATERIALS & COMPONENTS--0.93%
     1,525  Lafarge.................................................................................       144,943
                                                                                                      ------------
ENERGY SOURCES--1.18%
     1,250  Elf Aquitaine...........................................................................       183,362
                                                                                                      ------------
HEALTH & PERSONAL CARE--0.38%
     1,300  Rhone Poulenc S.A.*.....................................................................        59,380
                                                                                                      ------------
RECREATION & OTHER CONSUMER GOODS--0.71%
     2,100  BIC.....................................................................................       110,729
                                                                                                      ------------
Total France Common Stocks..........................................................................       774,651
                                                                                                      ------------
GERMANY--2.37%
HEALTH & PERSONAL CARE--1.42%
     4,900  Hoechst AG..............................................................................       221,746
                                                                                                      ------------
MOTOR VEHICLES--0.95%
     1,700  DaimlerChrysler AG......................................................................       147,206
                                                                                                      ------------
Total Germany Common Stocks.........................................................................       368,952
                                                                                                      ------------
GREECE--1.08%
WIRELESS TELECOMMUNICATIONS--1.08%
    15,800  Hellenic Telecommunications ADR.........................................................       168,270
                                                                                                      ------------
IRELAND--1.14%
BANKS--1.14%
    10,522  Bank of Ireland.........................................................................       177,535
                                                                                                      ------------
ISRAEL--1.80%
ELECTRICAL & ELECTRONICS--1.08%
     5,045  ECI Telecommunications Ltd..............................................................       167,431
                                                                                                      ------------
ELECTRICAL EQUIPMENT--0.72%
     2,150  Orbotech Ltd.*..........................................................................       112,069
                                                                                                      ------------
Total Israel Common Stocks..........................................................................       279,500
                                                                                                      ------------
ITALY--2.53%
BANKS--1.07%
    12,200  San Paolo-IMI SPA.......................................................................       166,008
                                                                                                      ------------

MITCHELL HUTCHINS SERIES TRUST--GLOBAL GROWTH PORTFOLIO

NUMBER OF
  SHARES                                                                                                 VALUE
----------                                                                                            ------------
COMMON STOCKS--(CONTINUED)
ITALY--(CONCLUDED)
WIRELESS TELECOMMUNICATIONS--1.46%
    42,000  Telecom Italia SPA......................................................................  $    227,735
                                                                                                      ------------
Total Italy Common Stocks...........................................................................       393,743
                                                                                                      ------------
JAPAN--3.95%
DATA PROCESSING & REPRODUCTION--0.78%
     4,200  Canon Inc...............................................................................       120,823
                                                                                                      ------------
FINANCIAL SERVICES--1.00%
     1,500  Takefuji Corp...........................................................................       155,121
                                                                                                      ------------
HEALTH & PERSONAL CARE--1.03%
     2,500  Takeda Chemical Industries..............................................................       115,938
     2,000  Terumo Corp.............................................................................        44,752
                                                                                                      ------------
                                                                                                           160,690
                                                                                                      ------------
MERCHANDISING--0.60%
     1,700  Yamada Denki Co.........................................................................        93,172
                                                                                                      ------------
MOTOR VEHICLES--0.54%
     2,000  Honda Motor Co..........................................................................        84,815
                                                                                                      ------------
Total Japan Common Stocks...........................................................................       614,621
                                                                                                      ------------
KOREA--1.54%
BANKS--0.79%
     2,200  Housing and Commercial Bank.............................................................        69,374
     4,800  Shinhan Bank............................................................................        53,909
                                                                                                      ------------
                                                                                                           123,283
                                                                                                      ------------
WIRELESS TELECOMMUNICATIONS--0.75%
     2,900  Korea Telecom...........................................................................       116,000
                                                                                                      ------------
Total Korea Common Stocks...........................................................................       239,283
                                                                                                      ------------
MEXICO--0.57%
MULTI INDUSTRY--0.57%
     3,891  Desc S.A. De C.V........................................................................        88,034
                                                                                                      ------------
NETHERLANDS--5.86%
APPLIANCE & HOUSEHOLD DURABLES--2.03%
     3,201  Koninklijke Philips Electronics N.V.....................................................       315,590
                                                                                                      ------------
BUSINESS & PUBLIC SERVICES--0.84%
     7,719  Vedior N.V. CVA.........................................................................       131,293
                                                                                                      ------------
FOOD & HOUSEHOLD PRODUCTS--0.89%
     2,053  Unilever NV.............................................................................       138,303
                                                                                                      ------------
NUMBER OF
  SHARES                                                                                                 VALUE
----------                                                                                            ------------

NETHERLANDS--(CONCLUDED)
FOREST PRODUCTS, PAPER--0.95%
       900  Benckiser N.V...........................................................................  $     48,012
     6,200  Buhrmann N.V............................................................................       100,023
                                                                                                      ------------
                                                                                                           148,035
                                                                                                      ------------
MACHINERY & ENGINEERING SERVICES--0.25%
     2,300  New Holland N.V.........................................................................        39,387
                                                                                                      ------------
WIRELESS TELECOMMUNICATIONS--0.90%
     3,000  Kon KPN N.V.............................................................................       140,711
                                                                                                      ------------
Total Netherlands Common Stocks.....................................................................       913,319
                                                                                                      ------------
NEW ZEALAND--1.15%
WIRELESS TELECOMMUNICATIONS--1.15%
    41,900  Telecom Corp. of New Zealand Ltd. (1)...................................................       179,690
                                                                                                      ------------
NORWAY--1.12%
MULTI-INDUSTRY--1.12%
    11,200  Orkla ASA...............................................................................       174,101
                                                                                                      ------------
PORTUGAL--0.85%
TRANSPORT-ROAD & RAIL--0.85%
     3,200  Brisa Auto Estrada......................................................................       131,949
                                                                                                      ------------
SOUTH AFRICA--0.51%
ENERGY SOURCES--0.51%
    11,100  Sasol Ltd...............................................................................        79,194
                                                                                                      ------------
SWEDEN--5.01%
BANKS--1.37%
     4,600  Nordbanken Holding......................................................................        26,931
    15,600  Svenska Handelsbanken Series A..........................................................       187,443
                                                                                                      ------------
                                                                                                           214,374
                                                                                                      ------------
BEVERAGES & TOBACCO--1.17%
    51,000  Swedish Match AB........................................................................       182,035
                                                                                                      ------------
INDUSTRIAL PARTS--0.31%
     1,582  Autoliv, Inc............................................................................        48,267
                                                                                                      ------------
MULTI-INDUSTRY--0.57%
    10,100  Trelleborg AB (1).......................................................................        89,233
                                                                                                      ------------

WIRELESS TELECOMMUNICATIONS--1.59%
     7,700  Ericsson LM B Shares....................................................................       247,173
                                                                                                      ------------
Total Sweden Common Stocks..........................................................................       781,082
                                                                                                      ------------

MITCHELL HUTCHINS SERIES TRUST--GLOBAL GROWTH PORTFOLIO

NUMBER OF
  SHARES                                                                                                 VALUE
----------                                                                                            ------------
COMMON STOCKS--(CONTINUED)
SWITZERLAND--2.28%
BANKS--1.15%
       600  UBS AG..................................................................................  $    179,024
                                                                                                      ------------

HEALTH & PERSONAL CARE--1.13%
       121  Novartis AG.............................................................................       176,625
                                                                                                      ------------
Total Switzerland Common Stocks.....................................................................       355,649
                                                                                                      ------------

UNITED KINGDOM--11.91%

BEVERAGES & TOBACCO--1.27%
    18,900  Diageo PLC..............................................................................       198,558
                                                                                                      ------------
BROADCASTING & PUBLISHING--1.27%
    20,500  United News & Media PLC.................................................................       197,110
                                                                                                      ------------

BUSINESS & PUBLIC SERVICES--1.49%
    12,000  Securicor PLC...........................................................................       105,640
    15,000  WPP Group PLC...........................................................................       126,991
                                                                                                      ------------
                                                                                                           232,631
                                                                                                      ------------

FINANCIAL SERVICES--1.12%
    19,600  Amvescap PLC............................................................................       175,018
                                                                                                      ------------

FOOD & HOUSEHOLD PRODUCTS--0.97%
    14,400  Reckitt & Colman PLC....................................................................       150,374
                                                                                                      ------------
HEALTH & PERSONAL CARE--1.15%
     4,590  Astrazeneca PLC.........................................................................       178,972
                                                                                                      ------------

LEISURE & TOURISM--0.90%
    16,900  Carlton Communications PLC..............................................................       140,119
                                                                                                      ------------

MACHINERY & ENGINEERING--0.64%
     7,500  Smiths Industries PLC...................................................................        99,540
                                                                                                      ------------

MULTI-INDUSTRY--3.10%
    11,800  Charter PLC.............................................................................        68,633
    69,000  Cookson Group PLC.......................................................................       232,749
    42,000  Tomkins PLC.............................................................................       182,057
                                                                                                      ------------
                                                                                                           483,439
                                                                                                      ------------
Total United Kingdom Common Stocks..................................................................     1,855,761
                                                                                                      ------------
UNITED STATES--39.27%
AIRLINES--0.27%
       726  Delta Air Lines, Inc....................................................................        41,836
                                                                                                      ------------
NUMBER OF
  SHARES                                                                                                 VALUE
----------                                                                                            ------------

UNITED STATES--(CONTINUED)
ALCOHOL--0.13%
       290  Anheuser-Busch Companies, Inc...........................................................  $     20,572
                                                                                                      ------------
APPAREL, RETAIL--0.54%
     2,515  TJX Companies, Inc......................................................................        83,781
                                                                                                      ------------
APPAREL, TEXTILES--0.24%
     1,258  Westpoint Stevens Inc...................................................................        37,504
                                                                                                      ------------
BANKS--2.34%
     1,935  Bank of New York Co. Inc................................................................        70,990
     1,838  Chase Manhattan Corp....................................................................       159,217
     3,676  Mellon Bank Corp........................................................................       133,714
                                                                                                      ------------
                                                                                                           363,921
                                                                                                      ------------
COMPUTER HARDWARE--1.70%
     1,160  Cisco Systems, Inc.*....................................................................        74,820
     1,838  Dell Computer Corp.*....................................................................        68,006
       948  International Business Machines.........................................................       122,529
                                                                                                      ------------
                                                                                                           265,355
                                                                                                      ------------
COMPUTER SOFTWARE--2.83%
     2,612  Autodesk, Inc...........................................................................        77,217
        48  BMC Software, Inc.*.....................................................................        26,082
     2,322  Cadence Design Systems, Inc.*...........................................................        29,605
       919  Compuware Corp.*........................................................................        29,236
     1,354  Microsoft Corp.*........................................................................       122,114
     1,645  Sterling Software Inc.*.................................................................        43,901
     2,902  Unisys Corp.*...........................................................................       112,997
                                                                                                      ------------
                                                                                                           441,152
                                                                                                      ------------
CONSTRUCTION--0.33%
     1,354  Centex Corp.............................................................................        50,860
                                                                                                      ------------
CONSUMER DURABLES--0.37%
       820  Maytag Corp.............................................................................        57,144
                                                                                                      ------------
DEFENSE/AEROSPACE--0.63%
     1,451  Allied Signal, Inc......................................................................        91,413
       242  Newport News Shipbuilding Inc...........................................................         7,139
                                                                                                      ------------
                                                                                                            98,552
                                                                                                      ------------
DIVERSIFIED RETAIL--1.92%
     1,548  Dayton Hudson Corp......................................................................       100,620
     2,612  Family Dollar Stores Inc................................................................        62,688
     1,935  Federated Department Stores, Inc.*......................................................       102,434
       683  Wal Mart Stores, Inc....................................................................        32,955
                                                                                                      ------------
                                                                                                           298,697
                                                                                                      ------------

MITCHELL HUTCHINS SERIES TRUST--GLOBAL GROWTH PORTFOLIO

NUMBER OF
  SHARES                                                                                                 VALUE
----------                                                                                            ------------
COMMON STOCKS--(CONTINUED)
UNITED STATES--(CONTINUED)
DRUGS & MEDICINE--2.12%
     1,935  Amerisource Health Corp.*...............................................................  $     49,343
       968  Biogen, Inc.*...........................................................................        62,254
       783  Cardinal Health, Inc....................................................................        50,210
     1,548  Schering-Plough Corp....................................................................        82,044
     1,258  Warner Lambert Co.......................................................................        87,274
                                                                                                      ------------
                                                                                                           331,125
                                                                                                      ------------
ELECTRIC UTILITIES--0.69%
     1,064  Consolidated Edison Co.
              of New York, Inc......................................................................        48,146
     1,258  Energy East Corp........................................................................        32,708
     1,113  Utilicorp United Inc....................................................................        27,060
                                                                                                      ------------
                                                                                                           107,914
                                                                                                      ------------
ENERGY RESERVES & PRODUCTION--1.55%
       435  Atlantic Richfield Co...................................................................        36,350
     1,064  Mobil Corp..............................................................................       105,336
     1,645  Royal Dutch Petroleum Co. ADR...........................................................        99,111
                                                                                                      ------------
                                                                                                           240,797
                                                                                                      ------------
ENVIRONMENTAL SERVICES--0.50%
     1,451  Waste Management, Inc...................................................................        77,991
                                                                                                      ------------
FINANCIAL SERVICES--0.83%
     1,258  Associates First Capital Corp...........................................................        55,745
       967  Marsh & McLennan Co., Inc...............................................................        73,009
                                                                                                      ------------
                                                                                                           128,754
                                                                                                      ------------
FOOD RETAIL--0.54%
     3,870  Food Lion Inc...........................................................................        45,956
     1,354  Kroger Co.*.............................................................................        37,828
                                                                                                      ------------
                                                                                                            83,784
                                                                                                      ------------
FOREST PRODUCTS, PAPER--0.88%
     1,064  Fort James Corp.........................................................................        40,299
       774  Georgia-Pacific Corp....................................................................        36,668
       871  Weyerhaeuser Co.........................................................................        59,881
                                                                                                      ------------
                                                                                                           136,848
                                                                                                      ------------
GAS UTILITY--0.51%
     1,258  Columbia Energy Group...................................................................        78,861
                                                                                                      ------------
HOUSEHOLD PRODUCTS--0.32%
       900  Avon Products, Inc......................................................................        49,950
                                                                                                      ------------
INDUSTRIAL PARTS--1.46%
       677  American Standard Companies Inc.*.......................................................        32,496
     1,451  Ingersoll Rand Co.......................................................................        93,771
NUMBER OF
  SHARES                                                                                                 VALUE
----------                                                                                            ------------

UNITED STATES--(CONTINUED)
INDUSTRIAL PARTS--(CONCLUDED)
       387  SPX Corp.*..............................................................................  $     32,314
       967  United Technologies Corp................................................................        69,322
                                                                                                      ------------
                                                                                                           227,903
                                                                                                      ------------
INFORMATION & COMPUTER SERVICES--0.38%
       387  Computer Sciences Corp.*................................................................        26,776
       871  Valassis Communications Inc.*...........................................................        31,900
                                                                                                      ------------
                                                                                                            58,676
                                                                                                      ------------
LEISURE--0.24%
       181  Eastman Kodak Co........................................................................        12,263
       900  Hasbro, Inc.............................................................................        25,143
                                                                                                      ------------
                                                                                                            37,406
                                                                                                      ------------
LIFE INSURANCE--1.30%
     1,064  American General Corp...................................................................        80,199
     1,548  Lincoln National Corp...................................................................        80,980
     1,258  Protective Life Corp....................................................................        41,514
                                                                                                      ------------
                                                                                                           202,693
                                                                                                      ------------
LONG DISTANCE & PHONE COMPANIES--2.92%
     1,596  AT&T Corp...............................................................................        89,077
     1,403  BellSouth Corp..........................................................................        65,766
     1,161  Century Telephone Enterprises, Inc.*....................................................        46,150
       967  GTE Corp................................................................................        73,250
     1,064  MCI WorldCom, Inc.*.....................................................................        91,570
     1,548  SBC Communications, Inc.................................................................        89,784
                                                                                                      ------------
                                                                                                           455,597
                                                                                                      ------------
MANUFACTURING--GENERAL--0.37%
     2,322  Mettler Toledo International Inc.*......................................................        57,615
                                                                                                      ------------
MEDIA--0.64%
     1,935  Comcast Corp., Class A..................................................................        74,377
       580  Viacom, Inc., Class B*..................................................................        25,520
                                                                                                      ------------
                                                                                                            99,897
                                                                                                      ------------
MEDICAL PRODUCTS--0.93%
     1,258  St. Jude Medical, Inc.*.................................................................        44,816
     1,064  Tyco International Ltd..................................................................       100,814
                                                                                                      ------------
                                                                                                           145,630
                                                                                                      ------------
MEDICAL PROVIDERS--0.32%
       580  Wellpoint Health Networks, Inc.*........................................................        49,227
                                                                                                      ------------
MINING & METALS--0.26%
       677  Martin Marietta Materials Inc...........................................................        39,943
                                                                                                      ------------

MITCHELL HUTCHINS SERIES TRUST--GLOBAL GROWTH PORTFOLIO

NUMBER OF
  SHARES                                                                                                 VALUE
----------                                                                                            ------------
COMMON STOCKS--(CONCLUDED)
UNITED STATES--(CONTINUED)
MOTOR VEHICLES--2.04%
     1,161  Borg Warner Automotive Inc..............................................................  $     63,855
       675  Delphi Automotive Systems Corp..........................................................        12,530
     1,064  Federal Mogul Corp......................................................................        55,328
     1,064  Ford Motor Co...........................................................................        60,050
       967  General Motors Corp.....................................................................        63,822
     1,258  Lear Corp.*.............................................................................        62,585
                                                                                                      ------------
                                                                                                           318,170
                                                                                                      ------------
OIL REFINING--0.99%
       661  BP Amoco PLC, ADR.......................................................................        71,718
     1,354  Coastal Corp............................................................................        54,160
       871  USX-Marathon Group......................................................................        28,362
                                                                                                      ------------
                                                                                                           154,240
                                                                                                      ------------
OTHER INSURANCE--2.08%
       387  ACE Ltd.................................................................................        10,933
     1,935  Allstate Corp...........................................................................        69,418
       677  Ambac Financial Group Inc...............................................................        38,674
       672  American International Group Inc........................................................        78,666
       967  MBIA Inc................................................................................        62,613
     1,645  Travelers Property Casualty Corp........................................................        64,360
                                                                                                      ------------
                                                                                                           324,664
                                                                                                      ------------
PUBLISHING--0.21%
       600  Knight Ridder, Inc......................................................................        32,962
                                                                                                      ------------
REAL PROPERTY--0.24%
     1,064  Lafarge Corp. ADR.......................................................................        37,705
                                                                                                      ------------
RESTAURANTS--0.50%
     1,258  Brinker International Inc.*.............................................................        34,202
     1,113  Outback Steakhouse Inc.*................................................................        43,755
                                                                                                      ------------
                                                                                                            77,957
                                                                                                      ------------
NUMBER OF
  SHARES                                                                                                 VALUE
----------                                                                                            ------------

UNITED STATES--(CONCLUDED)
SECURITIES & ASSET MANAGEMENT--0.45%
       677  Morgan Stanley Dean Witter & Co.........................................................  $     69,392
                                                                                                      ------------
SEMICONDUCTOR--1.98%
     1,451  Applied Materials, Inc.*................................................................       107,193
       967  Intel Corp..............................................................................        57,537
       435  Uniphase Corp.*.........................................................................        72,210
     1,064  Vitesse Semiconductor Corp.*............................................................        71,753
                                                                                                      ------------
                                                                                                           308,693
                                                                                                      ------------
SPECIALTY RETAIL--2.10%
     1,451  Home Depot, Inc.........................................................................        93,499
     3,918  Office Depot Inc.*......................................................................        86,441
     1,548  Staples Inc.*...........................................................................        47,891
     1,645  Williams Sonoma Inc.*...................................................................        57,266
     1,064  Zale Corp.*.............................................................................        42,560
                                                                                                      ------------
                                                                                                           327,657
                                                                                                      ------------
THRIFT--0.35%
     1,645  Greenpoint Financial Corp...............................................................        53,977
                                                                                                      ------------
TOBACCO--0.27%
     1,064  Philip Morris Co. Inc...................................................................        42,759
                                                                                                      ------------
Total United States Common Stocks...................................................................     6,118,161
                                                                                                      ------------
Total Common Stocks (cost - $13,979,488)............................................................    15,226,527
                                                                                                      ------------

PRINCIPAL
 AMOUNT                                                        MATURITY              INTEREST
  (000)                                                         DATES                  RATES
---------                                                --------------------    -----------------
REPURCHASE AGREEMENT--0.99%
 $   155    Repurchase Agreement dated 06/30/99 with
              State Street Bank & Trust Company,
              collateralized by $157,804 U.S.
              Treasury Note, 5.625%
              due 12/31/99 (value-$158,100);
              proceeds: $155,017 (cost-$155,000).....          07/01/99                     4.000%     $   155,000
                                                                                                       -----------
Total Investments (cost--$14,134,488)--98.73%........                                                   15,381,527
Other assets in excess of liabilities--1.27%.........                                                      197,792
                                                                                                       -----------
Net Assets--100.00%..................................                                                  $15,579,319
                                                                                                       -----------
                                                                                                       -----------

-----------------

*  Non-income producing security.
ADR American Depository Receipt
(1) Security, or a portion thereof, was on loan at June 30, 1999.

                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--GLOBAL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES                     JUNE 30, 1999(UNAUDITED)

ASSETS
Investments, at value (cost--$14,134,488).............................................................  $15,381,527
Investment of cash collateral received for securities loaned, at value (cost--$302,300)...............      302,300
Cash..................................................................................................        3,738
Cash denominated in foreign currencies, at value (cost--$83,821)......................................       83,174
Receivable for investments sold.......................................................................      249,940
Dividends receivable..................................................................................       42,094
Other assets..........................................................................................       17,892
                                                                                                        -----------
Total assets..........................................................................................   16,080,665
                                                                                                        -----------

LIABILITIES
Collateral for securities loaned......................................................................      302,300
Payable for investments purchased.....................................................................      135,294
Payable to affiliates.................................................................................        9,840
Accrued expenses and other liabilities................................................................       53,912
                                                                                                        -----------
Total liabilities.....................................................................................      501,346
                                                                                                        -----------

NET ASSETS
Beneficial interest shares of $0.001 par value outstanding--1,087,175 (unlimited amount authorized)...   13,422,395
Undistributed net investment income...................................................................       94,972
Accumulated net realized gains from investments and foreign currency transactions.....................      819,626
Net unrealized appreciation of investments and other assets and liabilities denominated in foreign
  currencies..........................................................................................    1,242,326
                                                                                                        -----------
Net assets............................................................................................  $15,579,319
                                                                                                        -----------
                                                                                                        -----------
Net asset value, offering price and redemption value per share........................................       $14.33
                                                                                                             ------
                                                                                                             ------

                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--GLOBAL GROWTH PORTFOLIO

STATEMENT OF OPERATIONS

                                                                                                                    FOR THE SIX
                                                                                                                   MONTHS ENDED
                                                                                                                   JUNE 30, 1999
                                                                                                                    (UNAUDITED)
                                                                                                                 -----------------

INVESTMENT INCOME:
Interest.......................................................................................................    $       3,881
Dividends (net of foreign withholding taxes of $22,556)........................................................          204,868
                                                                                                                 -----------------
                                                                                                                         208,749
                                                                                                                 -----------------

EXPENSES:
Investment advisory and administration.........................................................................           63,496
Legal and audit................................................................................................           32,393
Reports and notices to shareholders............................................................................           23,221
Custody and accounting.........................................................................................           22,418
Trustees' fees.................................................................................................            3,750
Transfer agency fees and related service expenses..............................................................              750
Other expenses.................................................................................................            1,825
                                                                                                                 -----------------
                                                                                                                         147,853
                                                                                                                 -----------------
Net investment income..........................................................................................           60,896
                                                                                                                 -----------------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
    Investments................................................................................................          991,134
    Foreign currency transactions..............................................................................         (132,881)
Net change in unrealized appreciation/depreciation of:
    Investments................................................................................................         (259,307)
    Other assets, liabilities and forward contracts denominated in foreign currencies..........................           (6,433)
                                                                                                                 -----------------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENT ACTIVITIES...................................................          592,513
                                                                                                                 -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........................................................    $     653,409
                                                                                                                 -----------------
                                                                                                                 -----------------

                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--GLOBAL GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                   FOR THE SIX
                                                                                                  MONTHS ENDED     FOR THE YEAR
                                                                                                  JUNE 30, 1999   ENDED DECEMBER
                                                                                                   (UNAUDITED)       31, 1998
                                                                                                  -------------  -----------------
FROM OPERATIONS:
Net investment income...........................................................................   $    60,896     $      93,169
Net realized gains (losses) from investments, futures and currency transactions.................       858,253         3,342,686
Net change in unrealized appreciation/depreciation of investments, future contracts, other
  assets, liabilities and forward contracts denominated in foreign currencies...................      (265,740)         (723,801)
                                                                                                  -------------  -----------------
Net increase in net assets resulting from operations............................................       653,409         2,712,054
                                                                                                  -------------  -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains from investments.............................................................            --        (3,316,652)
                                                                                                  -------------  -----------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares............................................................     3,411,034           771,521
Cost of shares repurchased......................................................................    (4,305,232)       (5,734,280)
Proceeds from dividends reinvested..............................................................        20,894           151,800
                                                                                                  -------------  -----------------
Net decrease in net assets from beneficial interest transactions................................      (873,304)       (4,810,959)
                                                                                                  -------------  -----------------
Net decrease in net assets......................................................................      (219,895)       (5,415,557)

NET ASSETS:
Beginning of period.............................................................................    15,799,214        21,214,771
                                                                                                  -------------  -----------------
End of period (including undistributed net investment income of $94,972 and $34,076,
  respectively).................................................................................   $15,579,319     $  15,799,214
                                                                                                  -------------  -----------------
                                                                                                  -------------  -----------------

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  Mitchell Hutchins Series Trust--Global Growth Portfolio (the "Portfolio") is a diversified portfolio of Mitchell Hutchins Series Trust (the "Fund"), which is organized under Massachusetts law by a Declaration of Trust dated November 21, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund operates as a series company currently offering thirteen portfolios. Shares of each portfolio are offered only to insurance company separate accounts that fund benefits under certain variable annuity contracts.

  The Fund accounts separately for the assets, liabilities and operations for each portfolio. Expenses directly attributable to each portfolio are charged to that Portfolio's operations, and expenses which are applicable to all portfolios are allocated among them on a pro rata basis.

  The preparation of financial statements in accordance with generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

  VALUATION OF INVESTMENTS--The Portfolio calculates its net asset value based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser and administrator of the Portfolio, or by the Portfolio's sub-advisor, Invista Capital Management, Inc. ("Invista") (for foreign investments only). If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolio's custodian.

  Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Portfolio's net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Fund's board.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

  REPURCHASE AGREEMENTS--The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings. The Portfolio occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost basis. Dividend income is recorded on the ex-dividend date ("ex-date") (except in the case of certain foreign dividends which are recorded as soon after the ex-dividend date as using reasonable diligence, become aware of such dividends).

  FOREIGN CURRENCY TRANSLATIONS--The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.

  Although the net assets and the market values of the Portfolio securities are presented at the foreign exchange rates at the end of the period, the Portfolio does not generally isolate the effects of fluctuations in foreign exchange rates from the effects of fluctuations in the market prices of securities. However, the Portfolio does isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to federal income tax regulations. Certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in or are a reduction of ordinary income for income tax reporting purposes. Net realized foreign currency gain
(loss) is treated as ordinary income for income tax reporting purposes. Gains/losses from translating foreign currency-denominated assets and liabilities at the year-end exchange rates are included in the change in unrealized appreciation/depreciation of other assets and liabilities denominated in foreign currencies.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

  Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

greater with respect to securities of issuers located in emerging market countries in which the portfolio is authorized to invest. The ability of the issuers of debt securities held by the Portfolio to meet its obligations may be affected by economic and political developments particular to a specific industry, country or region.

INVESTMENT ADVISER AND ADMINISTRATOR

  The Fund's board of trustees has approved an investment advisory and administration contract with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Portfolio. In accordance with the Advisory Contract, the Portfolio pays Mitchell Hutchins an investment advisory and administration fee, which is computed daily and payable monthly, at an annual rate of 0.75% of the Portfolio's average daily net assets.

  Mitchell Hutchins has entered into a contract with Invista dated November 1, 1998 ("Invista Contract"), pursuant to which Invista serves as investment sub-adviser for the international investments of the Portfolio. Mitchell Hutchins allocates the Portfolio's investments between domestic and international and is responsible for the day-to-day management of the Portfolio's domestic investments. Under the Invista Contract, Mitchell Hutchins (not the Fund) is obligated to pay Invista at the annual rate of 0.29% of the proportion of the Portfolio's average daily net assets allocated to international investments. Prior to November 1, 1998, GE Investment Management Incorporated ("GEIM") served as investment sub-adviser for all the Portfolio's assets pursuant to sub-advisory contracts with Mitchell Hutchins or Kidder, Peabody Asset Management Inc ("KPAM"). At June 30, 1999, the Portfolio owed Mitchell Hutchins $9,691 in investment advisory and administration fees.

  For the six months year ended June 30, 1999, the Portfolio paid $428 in brokerage commissions to PaineWebber for transactions executed on behalf of the Portfolio.

SECURITIES LENDING

  The Portfolio may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolio receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. PaineWebber, the Portfolios' lending agent, received $374 in compensation from the Portfolio for the six months ended June 30, 1999. At June 30, 1999, the Portfolio owed PaineWebber $149 in security lending fees.

  For the six months ended June 30, 1999, the Portfolio earned $1,108 in compensation net of fees, rebates and expenses, from securities lending transactions.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

  At June 30, 1999, the Portfolio's custodian held cash having an aggregate value of $302,300 as collateral for portfolio securities loaned having a market value of $229,367. The cash collateral was invested in the following money market funds:

NUMBER OF
  SHARES                                                                  VALUE
----------                                                               --------
  78,965     Janus Money Market Fund...................................  $ 78,965
     244     Liquid Assets Portfolio...................................       244
 223,091     MH Private Money Market Fund LLC..........................   223,091
                                                                         --------
             Total investments of cash collateral received for
              securities on loan (cost-- $302,300).....................  $302,300
                                                                         --------
                                                                         --------

BANK LINE OF CREDIT

  The Portfolio may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Portfolio has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Portfolio at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended June 30, 1999, the Portfolio did not borrow under the Facility.

INVESTMENTS IN SECURITIES

  For federal income tax purposes, the cost of securities owned at June 30, 1999 was substantially the same as the cost of securities for financial statement purposes.

  At June 30, 1999, the components of net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value over cost).............................................................  $1,885,163
Gross depreciation (investments having an excess of cost over
  value)............................................................    (638,124)
                                                                      ----------
Net unrealized appreciation of investment...........................  $1,247,039
                                                                      ----------
                                                                      ----------

  For the six months ended June 30, 1999, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $4,895,019 and $9,506,676, respectively.

FEDERAL TAX STATUS

  The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SHARES OF BENEFICIAL INTEREST

  There are an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                                          FOR THE SIX          FOR THE YEAR
                                                         MONTHS ENDED         ENDED DECEMBER
                                                         JUNE 30, 1999           31, 1998
                                                         -------------       -----------------
Shares sold............................................     245,581                 48,194
Shares redeemed........................................    (309,801)              (359,204)
Dividends reinvested...................................       1,497                 10,312
                                                         -------------            --------
Net decrease...........................................     (62,723)              (300,698)
                                                         -------------            --------
                                                         -------------            --------

MITCHELL HUTCHINS SERIES TRUST--GLOBAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                          FOR THE SIX
                                          MONTHS ENDED
                                            JUNE 30,                      FOR THE YEARS ENDED DECEMBER 31,
                                              1999       ------------------------------------------------------------------
                                          (UNAUDITED)      1998          1997          1996           1995          1994
                                          ------------   ---------     ---------     ---------     ----------     ---------
Net asset value, beginning of period....    $  13.74     $   14.62     $   13.74     $   12.00     $    12.44     $   14.97
                                          ------------   ---------     ---------     ---------     ----------     ---------
Net investment income (loss)............        0.06          0.08          0.04          0.07           0.01         (0.03)
Net realized and unrealized gains
 (losses) from investments and foreign
 currency...............................        0.53          1.92          0.94          1.75          (0.45)        (1.76)
                                          ------------   ---------     ---------     ---------     ----------     ---------
Net increase (decrease) from investment
 operations.............................        0.59          2.00          0.98          1.82          (0.44)        (1.79)
                                          ------------   ---------     ---------     ---------     ----------     ---------
Dividends from net investment income....      --            --             (0.04)        (0.08)        --             (0.01)
Distributions from net realized gains
 from investments.......................      --             (2.88)        (0.06)       --             --             (0.73)
                                          ------------   ---------     ---------     ---------     ----------     ---------
Total dividends and other
 distributions..........................        0.00         (2.88)        (0.10)        (0.08)          0.00         (0.74)
                                          ------------   ---------     ---------     ---------     ----------     ---------
Net asset value, end of period..........    $  14.33     $   13.74     $   14.62     $   13.74     $    12.00     $   12.44
                                          ------------   ---------     ---------     ---------     ----------     ---------
                                          ------------   ---------     ---------     ---------     ----------     ---------
Total investment return(1)..............       4.29%        13.50%         7.16%        15.14%          (3.54)%      (11.94)%
                                          ------------   ---------     ---------     ---------     ----------     ---------
                                          ------------   ---------     ---------     ---------     ----------     ---------
Ratios/Supplemental Data:
Net assets, end of period (000's).......    $ 15,579     $  15,799     $  21,215     $  25,701     $   28,507     $  40,493
Expenses to average net assets..........       1.75%*        1.33%         1.07%         1.10%          1.96%         1.48%
Net investment income (loss) to average
 net assets.............................       0.72%*        0.46%         0.26%         0.46%          0.10%         (0.13)%
Portfolio turnover rate.................         29%          154%           81%           44%           157%          175%

-----------------

*  Annualized.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

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